Shareholder Report, Line Graph (Details) - USD ($)					8 Months Ended		9 Months Ended	12 Months Ended		20 Months Ended		21 Months Ended	24 Months Ended	32 Months Ended	33 Months Ended	36 Months Ended	44 Months Ended	45 Months Ended	48 Months Ended	56 Months Ended	57 Months Ended	60 Months Ended	68 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2024	May 01, 2020	Apr. 10, 2017	Dec. 31, 2015	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000005025 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)
Accumulated Value				$ 10,000					$ 10,588.28475				$ 15,090.62544			$ 12,636.20488			$ 15,838.35607			$ 20,168.03358			$ 19,781.13712		$ 15,322.46923		$ 17,044.2518		$ 18,308.14602	$ 23,786.09597
C000190956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)
Accumulated Value				500,000					529,414.2373				754,836.9436			633,486.4617			795,665.4949			1,015,453.276			998,296.9877		775,138.6429		863,918.8292		930,353.7052	1,211,540.203
C000050883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Driehaus International Small Cap Growth Fund (DRIOX)
Accumulated Value				10,000					9,377.943761				13,264.55104			11,019.87899			14,370.89389			18,640.62913			20,968.97287		15,852.47083		17,747.10372		18,306.85022	23,600.47376
C000101771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Driehaus Emerging Markets Small Cap Growth Fund (DRESX)
Accumulated Value				10,000					9,002.803595				12,001.15719			9,121.217291			12,195.5637			16,288.30325			18,883.21236		14,886.06409		16,417.6477		18,860.37052	23,398.74299
C000124893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Driehaus Event Driven Fund (DEVDX)
Accumulated Value				10,000					10,624.41027				11,086.7879			10,640.25321			12,718.24712			15,866.36764			17,022.31529		15,322.6102		16,788.06013		17,303.19425	18,340.37493
C000132648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Driehaus Micro Cap Growth Fund (DMCRX)
Accumulated Value				10,000					11,778.39851				14,640.99468			15,209.3528			20,363.57133			37,795.59375			47,141.85465		31,335.6684		34,921.65649		45,601.70647	59,683.91046
C000176647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Driehaus Global Fund (DMAGX)
Accumulated Value			$ 10,000				$ 12,114.35096					$ 10,512.49305			$ 12,787.24308			$ 16,645.32043			$ 16,546.28182			$ 13,424.97878		$ 16,037.6358		$ 20,283.85963		$ 24,865.09474
C000190998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Driehaus Small Cap Growth Fund (Investor Class/DVSMX)
Accumulated Value				10,000					11,071.83717				14,465.22478			14,947.30983			20,963.14119			34,330.95724			41,582.65648		27,397.98373		32,581.27811		41,520.71092	48,437.4527
C000190999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)
Accumulated Value				500,000					553,591.8585				723,873.2148			749,848.0111			1,054,460.253			1,733,401.868			2,105,115.85		1,390,817.062		1,656,781.891		2,117,219.534	2,475,965.984
C000219126 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Driehaus Small/Mid Cap Growth Fund (DSMDX)
Accumulated Value		$ 10,000				$ 17,422.76169					$ 20,613.96274			$ 14,129.96682			$ 17,055.97427			$ 21,567.6195			$ 23,687.61206
C000249377 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Driehaus International Developed Equity Fund (DIDEX)
Accumulated Value	$ 10,000				$ 9,949.411457					$ 12,496.5175
MSCI Emerging Markets Index C000005025 Net [Member]
Account Value [Line Items]
Accumulated Value				10,000					11,118.68435				15,264.07794			13,040.32986			15,442.60207			18,269.54591			17,805.16632		14,227.86726		15,626.19937		16,798.8073	22,437.50705
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index - Net
Accumulated Value				500,000					555,934.2174				763,203.8968			652,016.493			772,130.1035			913,477.2955			890,258.3162		711,393.3628		781,309.9684		839,940.3652	1,121,875.353
MSCI All Country World ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World ex USA Index - Net
Accumulated Value				10,000					10,449.51136				13,290.90943			11,404.21925			13,857.41795			15,333.50569			16,533.20556		13,887.37078		16,056.01453		16,944.56101	22,432.40074
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
Accumulated Value				10,000					11,195.99919				13,640.26125			13,042.23079			17,148.76238			20,304.18007			26,132.5796		21,399.74335		27,025.22816		33,786.8647	39,827.95363
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000® Index
Accumulated Value		10,000		10,000		13,495.50131			11,273.51234		16,958.59497		13,655.6726	13,701.36977		12,939.87057	17,257.8111		16,953.69532	21,366.51269		20,494.94748	25,029.89368		25,754.1758		20,807.58969		26,208.58047		32,448.2615	38,011.65623
MSCI All Country World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index - Net
Accumulated Value			$ 10,000				$ 11,632.2951					$ 10,537.18351			$ 13,339.80048			$ 15,508.16793			$ 18,382.97055			$ 15,007.1219		$ 18,338.9826		$ 21,546.22963		$ 26,359.09812
Russell 3000 C000190999 Index [Member]
Account Value [Line Items]
Accumulated Value				500,000					563,675.6172				682,783.6298			646,993.5285			847,684.7658			1,024,747.374			1,287,708.79		1,040,379.485		1,310,429.024		1,622,413.075	1,900,582.812
MSCI World ex USA Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World ex USA - Net
Accumulated Value	10,000				10,185.48563					13,430.01482
MSCI Emerging Markets Growth Index C000005025 Net [Member]
Account Value [Line Items]
Accumulated Value				10,000					10,759.40231				15,794.5981			12,910.86569			16,151.76533			21,212.58166			19,429.37511		14,774.4702		15,635.12052		17,245.97781	23,162.01799
MSCI Emerging Markets Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Growth Index - Net
Accumulated Value				500,000					537,970.1156				789,729.9051			645,543.2847			807,588.2665			1,060,629.083			971,468.7557		738,723.5098		781,756.0261		862,298.8904	1,158,100.899
MSCI All Country World ex USA Small Cap Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World ex USA Small Cap Growth Index - Net
Accumulated Value				10,000					9,971.697666				13,326.17123			10,890.85142			13,571.30091			16,786.62134			18,722.08923		13,836.66862		15,788.72588		16,282.18255	20,541.58896
MSCI Emerging Markets Small Cap Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Small Cap Growth Index - Net
Accumulated Value				10,000					9,551.536329				12,541.09891			10,036.95399			11,243.32541			14,117.03279			16,998.34235		13,045.94189		16,149.03932		16,861.45619	19,943.2731
MSCI Emerging Markets Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Small Cap Index - Net
Accumulated Value				10,000					10,228.03106				13,689.18946			11,144.49192			12,426.18009			14,822.72039			17,602.1777		14,430.06576		17,881.08888		18,737.552	22,218.94368
Morningstar Event Driven Category [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Event Driven Category
Accumulated Value				10,000					10,417.64214				10,867.41054			11,078.9275			11,926.14131			12,669.75212			13,202.77205		13,028.33098		13,757.82282		14,289.33842	15,546.591
Russell Microcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Microcap® Growth Index
Accumulated Value				10,000					10,686.02745				12,465.6071			10,697.74979			13,193.22319			18,487.46734			18,650.25783		13,099.97792		14,293.05675		17,425.28943	21,231.68558
Russell 2000 Growth C000190998 Index [Member]
Account Value [Line Items]
Accumulated Value				10,000					11,131.80871				13,599.3667			12,333.53959			15,846.55736			21,334.58613			21,939.38162		16,156.71127		19,171.30383		22,076.56743	24,949.33767
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000® Growth Index
Accumulated Value				$ 500,000					$ 556,590.4353				$ 679,968.3352			$ 616,676.9796			$ 792,327.868			$ 1,066,729.307			$ 1,096,969.081		$ 807,835.5633		$ 958,565.1913		$ 1,103,828.371	$ 1,247,466.883
Russell 2500 Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500® Growth Index - Net
Accumulated Value		$ 10,000				$ 15,766.66434					$ 16,562.00166			$ 12,220.96719			$ 14,534.41843			$ 16,554.51964			$ 18,261.07221
MSCI World ex USA Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World ex USA Growth Index - Net
Accumulated Value	$ 10,000				$ 10,009.6325					$ 12,205.96521